PIMCO Emerging Markets Bond Portfolio Expense Example - Administrative Class [Member] - PIMCO Emerging Markets Bond Portfolio - Administrative	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	$ 1,420